Note 9 - Revenue From Government Contract (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer, Including Assessed Tax	$ 0	$ 852,282	$ 0	$ 2,489,145	$ 2,489,145	$ 3,954,576
Grant [Member] | BARDA Contract [Member]
Revenue from Contract with Customer, Including Assessed Tax					$ 2,489,145	$ 3,954,546